LEASE LIABILITIES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEASE LIABILITIES
Opening balance	$ 1,710	$ 2,087
New liabilities and modifications of leases	593	80
Principal repayment	(627)	(457)
Ending balance	1,676	1,710
Current portion	569	470
Non-current portion	$ 1,107	1,240
Lease of assets term	12 months
Expenses related to short term leases	$ 404	$ 590
Weighted average lessee's incremental borrowing rate	6.25%	5.90%